EQUITY (Details) $ in Thousands		1 Months Ended
	Mar. 04, 2021 USD ($) ₪ / shares shares	Jun. 15, 2021 USD ($) ₪ / shares shares
CEO [Member]
Statements [Line Items]
Options granted to purchase ordinary shares		146,942
Number of restricted share units | shares		24,490
Fair value of the options RSU price | ₪ / shares		₪ 0.38
Fair value of options		₪ 110
Employees, Officers and Members [Member]
Statements [Line Items]
Options granted to purchase ordinary shares	230,848
Options granted, exercise price | ₪ / shares	₪ 5.36
Number of restricted share units | shares	38,457
Fair value of the options RSU price | ₪ / shares	₪ 0.71
Fair value of options	₪ 200